Marketable Securities (Schedule of summarizes estimated fair value and gross unrealized holding losses of marketable securities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	$ 2,786
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(9)
In Unrealized Loss Position For Greater Than 12 Months, Fair Value	2,368
In Unrealized Loss Position For Greater Than 12 Months, Gross Unrealized Loss	(3)
Corporate bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	2,786
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	(9)
In Unrealized Loss Position For Greater Than 12 Months, Fair Value	2,368
In Unrealized Loss Position For Greater Than 12 Months, Gross Unrealized Loss	(3)
Government bonds [Member]
Marketable Securities [Line Items]
In Unrealized Loss Position For Less Than 12 Months, Fair Value	0
In Unrealized Loss Position For Less Than 12 Months, Gross Unrealized Loss	0
In Unrealized Loss Position For Greater Than 12 Months, Fair Value	0
In Unrealized Loss Position For Greater Than 12 Months, Gross Unrealized Loss	$ 0